Schedule of Investments
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–140.63%(a)
Alabama–2.56%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 1,000	$ 832,198
Black Belt Energy Gas District (The); Series 2022 F, RB(b)	5.50%	12/01/2028	1,000	1,046,471
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(c)	5.50%	01/01/2043	925	536,500
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(d)	6.60%	10/01/2042	1,300	1,365,780
Series 2013 F, Revenue Wts.	7.75%	10/01/2046	1,700	1,787,824
Series 2013 F, Revenue Wts.	7.90%	10/01/2050	1,000	1,051,688
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	1,000	910,159
				7,530,620
American Samoa–0.26%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	778,549
Arizona–2.40%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(e)	5.25%	07/01/2052	1,700	1,546,011
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.75%	07/01/2036	1,500	1,523,543
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,251,921
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.75%	07/01/2044	750	755,995
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	5.50%	05/01/2040	1,500	1,422,293
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	6.13%	10/01/2052	1,000	553,021
				7,052,784
Arkansas–0.50%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)	5.45%	09/01/2052	1,500	1,457,466
California–24.90%
California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	03/01/2050	2,000	1,603,747
Series 2023, GO Bonds(g)	5.25%	09/01/2053	4,000	4,489,701
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(g)	5.00%	05/01/2045	3,000	3,512,675
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,251,267
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(d)	5.25%	11/01/2052	1,250	1,369,444
California (State of) Pollution Control Financing Authority; Series 2012, RB(e)(f)	5.00%	07/01/2037	1,000	1,000,203
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(c)(e)(f)(h)	7.00%	12/01/2027	940	94,000
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2022, RB(e)	5.00%	08/01/2052	1,875	1,860,755
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.50%	06/01/2042	695	694,949
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(e)	6.75%	06/01/2045	730	698,936
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	3.00%	04/01/2050	1,250	917,427
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(d)	5.25%	08/15/2052	2,250	2,429,735
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	2,000	2,004,410
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	762,109
Series 2006 A, RB(i)	0.00%	06/01/2046	10,000	2,451,177
Series 2006 C, RB(e)(i)	0.00%	06/01/2055	25,000	1,511,958
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	850	820,966
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB(b)(j)	6.50%	01/15/2024	1,000	1,003,752
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(d)(f)	5.00%	07/01/2053	$ 1,250	$ 1,284,596
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	11,800	1,231,331
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(i)	0.00%	06/01/2036	10,000	4,430,319
Long Beach (City of), CA Finance Authority; Series 2023, RB(g)	4.00%	08/01/2053	10,000	9,557,356
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(i)	0.00%	08/01/2039	8,000	4,194,537
Regents of the University of California Medical Center; Series 2022, RB(g)(k)	4.00%	05/15/2053	10,740	10,340,960
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(b)(i)(j)	0.00%	02/28/2024	5,000	2,297,589
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	2,000	981,538
Series 2007 A, RB(i)	0.00%	06/01/2041	5,000	1,799,056
Southern California Logistics Airport Authority; Series 2008 A, RB(i)	0.00%	12/01/2044	18,085	3,881,743
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(i)	0.00%	06/01/2054	3,500	654,410
Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(g)	4.00%	08/01/2048	4,000	4,014,276
				73,144,922
Colorado–10.97%
Buffalo Highlands Metropolitan District; Series 2018 A, GO Bonds	5.25%	12/01/2038	1,184	1,144,643
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,021,254
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	976,313
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(e)	5.00%	12/01/2051	1,350	1,108,183
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2020 A, RB(g)	4.00%	05/15/2052	9,900	9,433,810
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	6.25%	12/01/2050	1,000	663,441
Denver (City & County of), CO;
Series 2022, RB(f)(g)(k)	5.00%	11/15/2042	1,000	1,060,525
Series 2022, RB(f)(g)(k)	5.75%	11/15/2045	2,000	2,222,316
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,270	2,200,027
East Bend Metropolitan District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,518,152
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	698	661,728
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(l)	5.75%	12/01/2049	1,000	736,785
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,003,996
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	910,236
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,019,365
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	843,918
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,447,308
Verve Metropolitan District No. 1; Series 2021, Ref. GO Bonds	5.00%	12/01/2036	525	443,115
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(e)	6.50%	12/01/2050	500	511,865
Windler Public Improvement Authority; Series 2021 A-2, RB(l)	4.63%	12/01/2051	2,375	1,303,348
				32,230,328
Connecticut–0.56%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(m)	5.13%	10/01/2036	5,310	637,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,009,939
				1,647,139
Delaware–0.32%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.25%	07/01/2048	999	950,084
District of Columbia–2.17%
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(f)(g)(k)	5.25%	10/01/2048	6,000	6,378,655
Florida–17.59%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	598,702
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	1,075	701,190
Series 2022 B, RB(e)	6.50%	11/15/2033	100	84,603
Broward (County of), FL; Series 2022, RB(g)	5.50%	01/01/2055	12,365	13,545,955
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	$ 2,630	$ 2,461,663
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB(c)	5.00%	07/01/2048	250	50,000
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB(c)(e)	6.75%	12/03/2035	100	32,750
Series 2015, RB (Acquired 12/02/2015; Cost $988,260)(c)(e)(h)	7.00%	12/01/2045	1,000	327,500
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(c)(e)	8.25%	05/15/2049	895	28,635
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(b)(e)	6.25%	06/15/2028	2,140	2,104,468
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(e)	6.13%	06/15/2046	1,000	996,946
Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2045	1,200	1,029,373
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,175,765
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR(e)	5.75%	06/15/2042	1,200	1,133,085
Manatee (County of), FL; Series 2023, Ref. RB(g)	4.00%	10/01/2053	10,000	9,487,982
Miami-Dade (County of), FL;
Series 2009, RB(i)	0.00%	10/01/2042	7,900	3,275,507
Series 2017 B, Ref. RB(f)(g)(k)	5.00%	10/01/2040	2,000	2,023,805
Series 2022, RB(g)	5.00%	07/01/2052	5,000	5,278,084
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	1,500	1,527,318
Seminole (County of), FL; Series 2022, RB(g)	5.00%	10/01/2052	2,430	2,573,199
Tampa (City of), FL; Series 2020 A, RB(i)	0.00%	09/01/2049	13,829	3,235,288
				51,671,818
Idaho–0.80%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,160,557
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2057	1,705	1,187,648
				2,348,205
Illinois–10.09%
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	461	459,136
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,254,662
Series 2009 C, Ref. GO Bonds(i)	0.00%	01/01/2031	5,020	3,700,223
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,561,819
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(f)(g)	4.63%	01/01/2053	1,000	986,851
Series 2022 A, RB(f)(g)	5.25%	01/01/2053	1,000	1,040,170
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,418,305
Series 2021 A, GO Bonds	5.00%	12/01/2034	2,250	2,314,087
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,457,786
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,056,935
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,077,195
Series 2021 A, GO Bonds	5.00%	03/01/2046	500	514,648
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	140	140,096
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	6.00%	12/01/2045	1,000	993,957
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,525	1,300,677
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,000	789,144
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(g)(k)	5.00%	08/15/2051	5,375	5,638,323
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,500,479
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(e)	6.00%	04/01/2038	1,000	941,315
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	776,294
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB(l)	4.70%	12/15/2037	1,000	732,495
				29,654,597
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–2.52%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	$ 1,000	$ 976,105
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	1,000	953,104
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,449,256
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	1,000	1,034,259
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(f)	7.00%	01/01/2044	1,000	1,001,229
				7,413,953
Iowa–1.88%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	955,806
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,000	2,001,425
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,039,789
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	13,000	1,513,972
				5,510,992
Kansas–0.62%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(b)(j)	7.38%	12/15/2023	1,000	1,001,122
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	828,023
				1,829,145
Kentucky–0.77%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB	6.88%	07/01/2046	2,000	2,266,688
Louisiana–0.24%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	699,251
Maine–0.91%
Tender Option Bond Trust Receipts/Certificates; Series 2023, RB (INS - AGM)(d)(e)	6.86%	07/01/2053	2,660	2,677,566
Massachusetts–0.59%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(g)	5.50%	08/01/2030	960	1,113,547
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(g)	5.50%	07/01/2032	505	622,153
				1,735,700
Michigan–0.98%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	522,921
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 09/12/2019; Cost $2,771,938)(e)(h)	5.00%	07/01/2046	2,705	1,601,184
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2051	1,000	758,645
				2,882,750
Minnesota–1.18%
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	1,500	1,486,705
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	965,921
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	450	450,120
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2038	545	553,087
				3,455,833
Missouri–2.76%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(m)	5.50%	04/01/2027	686	185,296
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,250	1,884,448
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	921,662
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,621,989
Series 2018 A, Ref. RB	5.00%	08/15/2042	755	634,825
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(g)	5.13%	05/01/2052	1,500	1,572,739
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	$ 1,500	$ 1,286,936
				8,107,895
Nevada–0.75%
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(e)	5.75%	06/01/2047	1,600	1,571,684
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(e)(i)	0.00%	07/01/2058	5,000	622,978
				2,194,662
New Hampshire–0.35%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,084	1,028,682
New Jersey–3.00%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(f)	5.25%	09/15/2029	1,000	1,000,540
Series 2012, RB(f)	5.75%	09/15/2027	900	900,174
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(e)	6.30%	10/01/2049	1,200	1,202,729
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	955,352
New Jersey (State of) Transportation Trust Fund Authority; Series 2022, RB	5.00%	06/15/2048	3,000	3,155,925
Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(e)(n)	9.32%	06/15/2050	1,250	1,612,454
				8,827,174
New York–8.47%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(i)	0.00%	07/15/2035	1,475	856,057
Series 2009, RB(i)	0.00%	07/15/2046	10,000	2,983,885
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(c)	5.00%	01/01/2058	1,479	354,242
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $730,000)(c)(e)(h)	9.00%	01/01/2041	730	693,500
New York (City of), NY Transitional Finance Authority; Series 2022, RB(g)	5.25%	11/01/2048	5,000	5,488,209
New York (State of) Dormitory Authority; Series 2018 E, RB(g)	5.00%	03/15/2046	2,250	2,356,416
New York Counties Tobacco Trust V; Series 2005 S-2, RB(i)	0.00%	06/01/2050	8,100	1,134,778
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,042,847
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	3,000	3,018,822
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(f)	4.38%	10/01/2045	1,750	1,579,728
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(f)(g)(k)	5.00%	07/01/2046	1,750	1,734,853
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,775,663
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	1,000	874,485
				24,893,485
North Carolina–0.35%
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,029,127
Ohio–4.00%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,750	1,546,198
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	11,600	1,192,214
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	3,250	3,227,528
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,252,339
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	3,075	2,826,835
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(e)(f)	5.00%	07/01/2049	2,000	1,700,813
				11,745,927
Oklahoma–0.00%
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(c)	5.00%	08/01/2052	1,750	1,750
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(c)	7.00%	11/01/2051	$ 665	$ 466
				2,216
Pennsylvania–2.51%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(f)	6.00%	06/30/2061	1,250	1,373,725
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(e)	5.00%	04/15/2052	2,400	2,080,458
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	760,598
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,153,233
				7,368,014
Puerto Rico–7.05%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	430	431,087
Series 2002, RB	5.63%	05/15/2043	1,000	1,011,354
Series 2005 A, RB(i)	0.00%	05/15/2050	27,000	4,972,450
Puerto Rico (Commonwealth of); Subseries 2022, RN	0.00%	11/01/2043	6,214	3,239,136
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(c)	5.00%	07/01/2037	495	124,987
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	1,000	982,111
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 01/08/2020; Cost $900,000)(c)(f)(h)	6.63%	06/01/2026	900	630,000
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	24,150	7,126,493
Series 2018 A-1, RB(i)	0.00%	07/01/2051	10,062	2,189,091
				20,706,709
South Carolina–1.06%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(e)	5.75%	06/15/2039	1,500	1,513,631
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,602,601
				3,116,232
Tennessee–3.42%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	879,654
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	5,000	5,698,337
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019, Ref. RB	5.25%	10/01/2058	1,500	1,493,160
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,290,132
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	750	673,362
				10,034,645
Texas–13.14%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,345,039
Series 2016, Ref. RB	5.00%	07/15/2041	1,000	863,740
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(f)	7.00%	03/01/2039	1,200	1,100,100
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(f)	6.63%	07/15/2038	1,000	1,000,262
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(e)(j)	5.50%	08/15/2024	750	757,934
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023 A, Ref. RB (INS - AGM)(d)(g)	5.25%	05/15/2053	10,000	10,804,927
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	1,500	1,457,225
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	600	498,060
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	855,889
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	$ 400	$ 320,382
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,166,171
North Texas Tollway Authority; Series 2011 B, RB(b)(i)(j)	0.00%	09/01/2031	7,000	3,462,234
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	449,082
San Antonio (City of), TX; Series 2023 A, Ref. RB(g)	5.50%	02/01/2050	5,750	6,382,507
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $990,000)(c)(f)(h)(m)	8.00%	07/01/2038	990	232,650
Shallowater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	1,500	1,644,343
Sweetwater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,000	953,782
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,002,984
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(c)	6.38%	02/15/2052	1,000	550,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB	5.75%	12/01/2054	913	593,331
Texas (State of) Water Development Board;
Series 2022, RB(g)	4.80%	10/15/2052	2,000	2,088,863
Series 2022, RB(g)	5.00%	10/15/2057	1,000	1,064,113
				38,593,618
Utah–2.37%
Salt Lake City (City of), UT;
Series 2017 A, RB(f)(g)	5.00%	07/01/2047	3,000	3,037,818
Series 2023 A, RB(f)	5.25%	07/01/2053	1,000	1,050,775
Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB(e)	5.75%	06/15/2052	3,000	2,870,489
				6,959,082
Virginia–0.58%
Ballston Quarter Community Development Authority; Series 2016 A, RB (Acquired 11/17/2016; Cost $934,502)(h)	5.38%	03/01/2036	945	736,126
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	962,795
				1,698,921
Washington–2.22%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	993,670
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(g)(k)	5.00%	07/01/2058	3,225	3,272,477
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(b)(e)(j)	7.00%	07/01/2025	740	775,528
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(e)	5.00%	01/01/2051	2,000	1,488,254
				6,529,929
West Virginia–1.30%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(c)(e)	5.75%	06/01/2042	1,495	1,059,357
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	2,000	2,046,850
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(e)(f)	7.25%	02/01/2036	750	525,000
Series 2018, RB(c)(e)(f)	8.75%	02/01/2036	240	192,000
				3,823,207
Wisconsin–4.49%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(d)(i)	0.00%	12/15/2060	5,000	842,218
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(e)	6.85%	10/01/2047	2,000	400,000
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	7.00%	12/01/2050	1,400	1,284,709
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2022, RB(e)	5.88%	06/01/2052	900	861,099
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(e)	5.75%	10/01/2053	960	961,792
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,664)(c)(e)(h)	6.85%	11/01/2046	1,000	600,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(e)	6.13%	02/01/2048	$ 1,000	$ 860,353
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	1,000	615,000
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(f)	7.25%	06/01/2035	2,500	2,414,841
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,516,454
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(e)	6.25%	07/15/2053	475	470,532
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	662,143
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	5.00%	06/15/2057	2,000	1,689,882
				13,179,023
TOTAL INVESTMENTS IN SECURITIES(o)–140.63% (Cost $427,215,537)				413,155,593
FLOATING RATE NOTE OBLIGATIONS–(31.61)%
Notes with interest and fee rates ranging from 3.82% to 3.97% at 11/30/2023 and contractual maturities of collateral ranging from 08/01/2030 to 07/01/2058(p)				(92,855,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(10.19)%				(29,939,299)
OTHER ASSETS LESS LIABILITIES–1.17%				3,434,486
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$293,795,780
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $6,670,537, which represented 2.27% of the Trust’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $66,265,833, which represented 22.56% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Restricted security. The aggregate value of these securities at November 30, 2023 was $4,914,960, which represented 1.67% of the Trust’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $131,123,265 are held by TOB Trusts and serve as collateral for the $92,855,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$412,100,447	$1,055,146	$413,155,593
Other Investments - Assets
Investments Matured	—	746,250	—	746,250
Total Investments	$—	$412,846,697	$1,055,146	$413,901,843
Invesco Municipal Income Opportunities Trust